STOCK OPTION PLANS AND WARRANTS	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
STOCK OPTION PLANS AND WARRANTS

NOTE 7 – STOCK OPTION PLANS AND WARRANTS

Stock Options

During Fiscal 2005, the Company established, and the stockholders approved, an Employee Benefit and Consulting Services Compensation Plan (the “2005 Plan”) for the granting of up to 5,000 non-statutory and incentive stock options and stock awards to directors, officers, consultants and key employees of the Company. On June 9, 2005, the Board of Directors amended the Plan to increase the number of stock options and awards to be granted under the Plan to 10,000 shares. During Fiscal 2009, the Company established a plan of long-term stock-based compensation incentives for selected Eligible Participants of the Company covering 10,000 shares. This plan was adopted by the Board of Directors and approved by stockholders in October 2009 and shall be known as the 2009 Employee Benefit and Consulting Services Compensation Plan (the “2009 Plan”). In September 2013, the Company’s stockholders approved an increase in the number of shares covered by the 2009 Plan to 25,000 shares. In February 2015, the Board approved, subject to stockholder approval within one year, an increase in the number of shares under the 2009 Plan to 50,000 shares; however, stockholder approval was not obtained within the requisite one year and the anticipated increase in the 2009 Plan was canceled. In the first quarter of 2016, the Board approved, and stockholders ratified a 2016 Employee Benefit and Consulting Services Compensation Plan covering 25,000 shares (the “2016 Plan”) and approving moving all options which exceeded the 2009 Plan limits to the 2016 Plan. In December 2018, the Board of Directors adopted and in February 2019. the stockholders ratified the 2018 Employee Benefit and Consulting Services Compensation Plan covering 75,000 shares (the “2018 Plan”). On April 2, 2019, the Board approved the “2019 Plan” identical to the 2018 Plan, except that the 2019 Plan covers 150,000 shares. The 2019 Plan required stockholder approval by April 2, 2020, to be able to grant incentive stock options under the 2019 Plan. On October 13, 2021, the Board approved the “2021 Plan” identical to the 2018 Plan, except that the 2019 Plan covers 1,100,000 post-split shares. The 2005, 2009, 2016, 2018, 2019 and 2021 plans are collectively referred to as the “Plans.”

In March of 2022, Anne S. Provost was elected to the board of directors and was granted 25,000 options from the Company’s 2021 stock option plan with immediate vesting, at an exercise price of $4.57, and expiration of December 2031.

In April of 2022, Dean Julia was granted 12,500 options from the Company’s 2021 stock option plan with immediate vesting, at an exercise price of $1.55, and expiration of April 2031.

All stock options under the Plans are granted at or above the fair market value of the common stock at the grant date. Employee and non-employee stock options vest over varying periods and generally expire either 5 or 10 years from the grant date. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. For option grants, the Company will take into consideration payments subject to the provisions of ASC 718 “Stock Compensation”. Previously, such assumptions were determined based on historical data. The weighted average assumptions made in calculating the fair values of options granted during the nine months ended September 30, 2022, and September 30, 2021 are as follows:

Nine Months Ended September 30
	2022	2021
Expected volatility	79.95 - 133.53%	–
Expected dividend yield	–	–
Risk-free interest rate	2.14 - 2.50%	–
Expected life (in years)	5.00 - 7.25	–

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2022	1,135,909	$16.69	8.39	$–
Granted	37,500	$3.56	8.97	$–
Cancelled and expired	(10,688)	$21.77	–	$–

Outstanding, September 30, 2022	1,162,721	$16.22	7.69	$–

Options exercisable, September 30, 2022	1,154,483	$16.16	7.68	$–

The weighted-average grant-date fair value of options granted during the nine months ended September 30, 2022, was $1.09.

The aggregate intrinsic value of options outstanding and options exercisable at September 30, 2022 is calculated as the difference between the exercise price of the underlying options and the market price of the Company's common stock for the shares that had exercise prices, that were lower than the $1.16 closing price of the Company's common stock on September 30, 2022.

The Company’s results for the quarters ended September 30, 2022, and September 30, 2021, include employee share-based compensation expense totaling $7,854 and $180,774, respectively. Such amounts have been included in the condensed consolidated statements of operations within general and administrative expenses. The Company’s results for the nine months ended September 30, 2022, and September 30, 2021, include employee share-based compensation expense totaling $59,687 and $197,613 respectively. Such amounts have been included in the condensed consolidated statements of operations within general and administrative expenses

As of September 30, 2022, the unamortized compensation cost related to unvested stock option awards is $21,396, expected to be recognized in fiscal year 2023.

Warrants

During the nine months ended September 30, 2022, the Company issued 11,250 warrants to a consulting company and 888,166 were issued for the conversion of secured convertible notes to a related party (see Note 5 for the accounting for these warrants) for a total issuance of 899,416.

Effective January 2022, the Company entered into a consulting agreement in which the consultant was paid a total of 11,250 warrants during the nine-month period ended September 30, 2022 for such services. The total fair value of the warrants issued to the consultant totaled $12,724 and was recognized as general and administrative expense on the accompanying condensed consolidated statement of operations.

The weighted average assumptions made in calculating the fair value of warrants granted during the three and nine months ended September 30, 2022, and 2021 are as follows:

	Nine Months Ended September 30
	2022	2021
Expected volatility	133.65 - 191.56%	144.81%
Expected dividend yield	–	–
Risk-free interest rate	1.62 - 4.06%	0.81%
Expected life (in years)	3 - 5	5

	Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2022	3,800,202	$15.19	4.68	$–
Granted	899,416	$4.01	8.87	$–
Expired	(19,568)	$22.73	–	$–
Outstanding, September 30, 2022	4,680,050	$13.01	4.98	$–
Warrants exercisable, September 30, 2022	4,680,050	$13.01	4.98	$–

The weighted-average grant-date fair value of warrants granted during the nine months ended September 30, 2022 and 2021 was $1.13 and $1.30, respectively.